Accrued Expenses (Tables)	12 Months Ended
Mar. 31, 2020
Accrued Liabilities [Abstract]
Schedule of Accrued Expenses
Accrued expenses consist of the following items:

	March 31,
	2020	2019
Accrued pension	$753	$742
Accrued other postretirement benefits	4,775	10,758
Accrued compensation and benefits	84,404	102,009
Accrued interest	13,252	12,374
Accrued warranties	30,079	18,977
Accrued workers’ compensation	16,583	17,635
Accrued income tax	3,796	5,974
Operating lease liabilities	13,139	—
All other	60,622	71,103

Total accrued expenses	$227,403	$239,572